UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23805

Carlyle AlpInvest Private Markets Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Cameron Fairall
AlpInvest Private Equity Investment Management, LLC
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Copy to:
Michael G. Doherty
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Gregory C. Davis
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111

Registrant’s telephone number, including area code: (646) 735-4293

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.	Reports to Shareholders.

CARLYLE

CAPM

Carlyle AlpInvest Private Markets Fund

Semi-Annual Report | September 30, 2023

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2023

Broadly Syndicated Loans (7.7%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (7.7%)
North America (7.1%)
ABG Intermediate Holdings 2 LLC	1M US S + 3.50%	12/21/2028	248,116	246,982	247,540
Acrisure, LLC	1M US L + 3.75%	2/15/2027	297,721	290,314	293,009
Advisor Group Holdings, Inc.	1M US L + 4.50%	7/31/2026	248,711	248,711	248,323
AlixPartners, LLP	1M US L + 2.75%	2/4/2028	248,091	248,368	247,719
Alterra Mountain Company	1M US L + 3.50%	8/17/2028	248,101	248,101	247,275
Amentum Government Holdings LLC	1M US L + 4.00%	1/29/2027	248,077	244,865	245,700
American Airlines, Inc.	1M US S + 3.18%	2/15/2028	247,500	239,043	245,476
Applovin Corporation	3M US S + 3.35%	8/15/2025	272,884	272,884	272,032
Assured Partners, Inc.	1M US L + 3.50%	2/12/2027	248,096	245,955	247,786
Avis Budget Car Rental LLC	1M US L + 1.75%	8/6/2027	248,067	245,622	246,207
Baldwin Risk Partners, LLC	1M US L + 3.50%	10/14/2027	248,096	245,897	245,462
Bally's Corporation	1M US L + 3.25%	10/2/2028	148,864	144,112	145,672
Blackstone Mortgage Trust, Inc.	1M US L + 2.75%	4/23/2026	248,092	246,820	243,750
Broadstreet Partners, Inc.	1M US L + 3.00%	1/27/2027	248,072	245,409	246,663
Brookfield WEC Holdings Inc.	1M US L + 2.75%	8/1/2025	248,087	248,322	247,799
Brown Group Holding, LLC	1M US L + 2.50%	6/7/2028	247,966	247,687	245,434
Calpine Corporation	1M US L + 2.00%	4/5/2026	248,057	248,309	247,747
Cambrex Corporation	1M US S + 3.50%	12/4/2026	249,897	248,562	248,335
CCI Buyer, Inc.	3M US S + 4.00%	12/17/2027	198,473	195,595	195,621
Ceridian HCM Holding Inc.	1M US L + 2.50%	4/30/2025	248,042	247,590	247,784
Charter Communications Operating, LLC	1M US S + 1.75%	2/1/2027	248,062	247,796	247,660
Clipper Acquisitions Corp.	1M US L + 1.75%	3/3/2028	248,092	246,708	245,405
Coral-US Co-Borrower LLC	1M US L + 3.00%	10/15/2029	275,000	273,727	273,152
Covanta Holding Corporation	1M US S + 2.50%	11/30/2028	184,559	184,769	183,306
Covanta Holding Corporation	1M US S + 2.50%	11/30/2028	14,035	14,051	13,940
Crocs, Inc.	3M US S + 3.50%	2/20/2029	130,149	130,149	130,356
CSC Holdings, LLC	1M US L + 2.25%	7/17/2025	248,747	243,090	240,663
Cushman & Wakefield U.S. Borrower, LLC.	1M US L + 2.75%	8/21/2025	33,918	33,853	33,842
DaVita Inc.	1M US L + 1.75%	8/12/2026	294,018	292,176	290,161
The Dun & Bradstreet Corporation	1M US S + 3.25%	1/18/2029	248,111	247,544	247,367
EFS Cogen Holdings I LLC	1M US L + 3.50%	10/1/2027	193,954	192,667	192,688
Elanco Animal Health Inc.	1M US L + 1.75%	8/1/2027	272,728	269,442	267,235
Electron Bidco Inc.	1M US L + 3.00%	11/1/2028	198,489	198,263	197,496

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of September 30, 2023

Broadly Syndicated Loans (7.7%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Epicor Software Corporation	1M US L + 3.25%	7/30/2027	272,890	269,290	272,292
Flutter Entertainment Public Limited Company	3M US L + 2.25%	7/21/2026	248,101	248,101	247,766
Froneri International Limited	1M US L + 2.25%	1/29/2027	272,885	271,128	270,620
Go Daddy Operating Company LLC	1M US L + 2.00%	8/10/2027	248,077	248,077	247,705
Grab Holdings Inc.	1M US L + 4.50%	1/29/2026	123,527	123,017	123,990
Grifols Worldwide Operations Ltd.	1M US L + 2.00%	11/15/2027	250,000	246,125	245,563
Hudson River Trading LLC	1M US S + 3.00%	3/20/2028	198,473	193,573	197,020
IRB Holding Corporation	3M US S + 3.00%	12/15/2027	198,489	196,943	197,572
Jane Street Group, LLC	1M US L + 2.75%	1/26/2028	248,087	248,087	247,156
Jazz Pharmaceuticals Public Limited Company	1M US L + 3.50%	5/5/2028	247,889	248,168	247,649
KKR Apple Bidco, LLC	1M US L + 2.75%	9/22/2028	248,106	247,825	246,121
Maravai Intermediate Holdings, LLC	3M US S + 3.00%	10/19/2027	248,106	248,380	241,283
Medline Borrower, LP	1M US L + 3.25%	10/23/2028	297,733	289,932	296,750
Mister Car Wash Holdings, Inc.	3M US S + 3.00%	5/14/2026	250,000	250,000	249,688
NAB Holdings, LLC	3M US S + 3.00%	11/23/2028	272,917	271,984	271,844
Netsmart, Inc.	1M US L + 4.00%	10/1/2027	248,092	246,718	247,938
NortonLifeLock Inc.	1M US S + 2.00%	9/12/2029	237,087	237,088	236,139
OneDigital Borrower LLC	1M US S + 4.25%	11/16/2027	198,485	194,725	197,905
Oryx Midstream Services Permian Basin LLC	1M US S + 3.25%	10/5/2028	248,072	248,072	247,685
Osmosis Buyer Ltd.	1M US S + 3.75%	7/31/2028	248,116	243,810	245,364
Peraton Corp.	1M US L + 3.75%	2/1/2028	247,339	246,786	246,567
Petco Health and Wellness Co Inc.	3M US S + 3.25%	3/3/2028	241,019	239,400	238,007
PG&E Corporation	1M US L + 3.00%	6/23/2025	248,077	248,541	247,906
Phoenix Guarantor Inc.	3M US L + 3.25%	3/5/2026	248,067	245,546	246,311
Phoenix Newco, Inc.	1M US L + 3.25%	11/15/2028	248,111	246,698	246,138
Playtika Holding Corp.	1M US L + 2.75%	3/13/2028	248,092	246,981	247,628
Proofpoint, Inc.	1M US L + 3.25%	8/31/2028	248,106	244,446	245,796
RealPage, Inc.	1M US L + 3.00%	4/24/2028	198,481	194,910	196,000
Red Ventures, LLC	1M US S + 3.00%	3/3/2030	223,875	224,140	221,986
Sedgwick Claims Management Services, Inc.	1M US S + 3.75%	2/17/2028	298,500	298,158	297,718
SS&C Technologies Holdings Inc.	1M US S + 2.25%	3/22/2029	98,925	99,039	98,855
SS&C Technologies Holdings, Inc.	1M US S + 2.25%	3/22/2029	149,121	149,291	149,015
Station Casinos LLC	1M US L + 2.25%	2/8/2027	272,854	271,681	272,049
Sunshine Luxembourg VII SARL	3M US L + 3.75%	10/1/2026	297,710	292,732	297,049
Telenet Financing USD LLC	1M US L + 2.00%	4/30/2028	250,000	248,598	243,048

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of September 30, 2023

Broadly Syndicated Loans (7.7%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Trans Union, LLC	1M US L + 2.25%	12/1/2028	224,863	225,119	224,555
Uber Technologies, Inc.	1M US S + 2.75%	3/3/2030	297,750	294,942	297,479
UFC Holdings, LLC	3M US L + 2.75%	4/29/2026	247,894	247,385	247,500
University Support Services LLC	1M US L + 3.25%	2/10/2029	272,917	271,667	270,051
Univision Communications Inc.	1M US L + 3.25%	3/15/2026	272,906	271,517	272,019
Victoria's Secret & Co.	3M US L + 3.25%	8/2/2028	198,481	197,807	193,519
Virgin Media Bristol LLC	1M US L + 2.50%	1/31/2028	300,000	298,997	291,039
Vistra Operations Company, LLC	1M US L + 1.75%	12/31/2025	247,876	247,876	247,747
Wide Open West Finance, LLC	3M US S + 3.00%	12/20/2028	248,106	247,257	243,868
William Morris Endeavor Entertainment, LLC	1M US L + 2.75%	5/18/2025	244,080	243,407	243,436
Total North America			$18,357,154	$18,237,347	$18,221,941

Europe (0.5%)
Altice Financing S.A.	3M US L + 5.00%	10/31/2027	273,625	272,712	270,432
HIG Finance 2 Ltd.	1M US L + 3.25%	11/12/2027	248,087	247,812	247,032
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	159,626	158,096	159,147
Motion Acquisition Ltd.	3M US L + 3.25%	11/12/2026	22,757	22,538	22,688
Nouryon Finance B.V.	3M US L + 2.75%	10/1/2025	147,884	146,879	147,637
Seren BidCo AB	3M US L + 3.50%	11/16/2028	248,106	247,257	245,781
Ziggo Financing Partnership	1M US L + 2.50%	4/30/2028	275,000	273,765	268,353
Europe Total			$1,375,085	$1,369,059	$1,361,070
First Lien Total			$19,732,239	$19,606,406	$19,583,011
Total Broadly Syndicated Loans			$19,732,239	$19,606,406	$19,583,011

Private Market Investments (89.7%)	Footnotes	Acquisition Date	Fair Value
Direct Investments (32.1%)
Common Stocks (24.5%)
Europe (4.3%)
Astorg VIII Co-Invest Corden	(4)	8/1/2022	$9,182,357
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	1,866,226
Total Europe			$11,048,583
North America (20.2%)
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,752,000
Magnesium Co-Invest SCSp	(4)	5/6/2022	10,240,450
OEP VIII Project Greenheart Co-investment Partners, L.P	(4)	10/17/2022	10,909,091
Oscar Holdings, LP	(4)	4/27/2022	6,190,704
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	3,281,389

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of September 30, 2023

Private Market Investments (89.7%)	Footnotes	Acquisition Date	Fair Value
Victors CCC Aggregator LP	(4)	5/31/2022	3,483,411
Webster Cascade Aggregator II, L.P	(4)	12/21/2022	3,624,764
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,198,582
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	8,890,000
Total North America			$51,570,392
Total Common Stocks (Cost of $55,936,261)			$62,618,975

Convertible Preferred Stocks (3.6%)
North America (3.6%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	9,197,713
Total North America			$9,197,713
Total Convertible Preferred Stocks (Cost of $6,414,198)			$9,197,713

Preferred Stocks (4.1%)
North America (4.1%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	10,400,000
Total North America			$10,400,000
Total Preferred Stocks (Cost of $8,048,892)			$10,400,000
Total Direct Investments (Cost of $70,399,352)			$82,216,687

Primary Investments (7.0%)	(6)
Europe (0.5%)
Advent International GPE X-D SCSp	(4)	1/31/2022	1,422,909
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	(48,863)
Total Europe			$1,374,046
North America (6.5%)
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	9,412,632
Webster Capital V, LP	(4)	6/30/2022	7,135,169
Total North America			$16,547,801
Total Primary Investments (Cost of $16,806,716)			$17,921,847

Secondary Investments (50.6%)
Europe (7.4%)
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4) (7)	9/19/2022	13,591,571
Equistone SP I SCSp	(4)	6/23/2022	5,324,730
Total Europe			$18,916,301
North America (38.7%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	7,015,304

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of September 30, 2023

Private Market Investments (89.7%)	Footnotes	Acquisition Date	Fair Value
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	78,983
Clayton Dubliner and Rice XI	(5)	6/30/2023	3,542,646
GA Continuity I (AM) Fund	(5)	6/30/2023	161,013
GA Continuity I (HG) Fund	(5)	6/30/2023	292,959
GA Continuity I (SNF) Fund	(5)	6/30/2023	189,489
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,274,067
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	7,337,297
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	5,752,871
Littlejohn Fund V, L.P.	(4)	3/31/2022	2,348,832
Littlejohn Fund VI	(4)	12/31/2022	2,871,992
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,618,086
Norwest Equity Partners IX, LP	(5)	9/30/2023	6,919,144
Norwest Equity Partners X, LP	(5) (7)	9/30/2023	15,636,564
Odyssey Investment Partners Fund V	(4)	12/31/2022	1,070,172
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,694,167
OEP Neptune Fund I, SCSP	(4) (7)	4/24/2023	12,985,451
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,329,635
Quad-C Partners X, L.P.	(4)	12/31/2022	1,272,384
Roark Capital Partners CF LP	(4)	8/17/2022	7,705,260
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	6,081,150
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	26,213
TPG Partners IX, L.P.	(4)	8/5/2022	24,825
TPG Partners VII, L.P.	(4)	3/31/2022	1,472,562
TPG Partners VIII, L.P.	(4)	3/31/2022	9,842,756
Total North America			$102,543,822
Rest of World (3.1%)
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,920,598
TPG ASIA VIII (B), L.P.	(4)	7/1/2022	39,762
Total Rest of World			$7,960,360
Total Secondary Investments (Cost of $104,836,523)			$129,420,484
Total Private Market Investments (Cost of $15,866,618)			$229,559,018
Total Investments, at Fair Value (Cost of $211,648,997) (97.4%)			249,142,029
Other Assets and Liabilities, Net (2.6%)			6,592,266
Net Assets (100.0%)			255,734,295

Investment Abbreviations:
L- London Interbank Offered Rate (LIBOR)
S- Secured Overnight Financing Rate (SOFR)
(1)     As of September 30, 2023, the below reference rates were in effect:

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of September 30, 2023
1M US L - 1 Month LIBOR as of September 30, 2023 was 5.43%
3M US L - 3 Month LIBOR as of September 30, 2023 was 5.66%
1M US S - 1 Month SOFR as of September 30, 2023 was 5.31%
3M US S - 3 Month SOFR as of September 30, 2023 was 5.39%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Financial Statements for further details regarding the valuation policy of the Fund.
(3) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC.
(6) Investment does not issue shares.
(7) Investment that exceeded five percent of net assets.
(8) Non-income producing security.
(9) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $229,559,018, or 89.76% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to resale was $9,354,704, $1,862,762, $1,766,014, $9,235,967, $8,048,892, $4,356,463, $4,225,669, $2,992,652, $3,686,927, $3,363,431, $7,042,781, $6,414,198, $8,048,892, $1,463,796, ($36,858), $8,465,258, $6,914,521, $11,080,497, $4,786,121, $6,439,876, $101,793, $3,109,963, $128,660, $231,896, $154,878, $2,968,008, $4,314,083, $4,338,609, $2,844,841, $2,773,307, $3,497,578, $4,397,623, $10,368,031, $1,193,876, $1,753,922, $9,078,804, $1,446,684, $1,326,120, $6,262,803, $4,203,670, $22,896, $32,135, $1,447,397, $8,818,928, $7,639,388, and $74,136, respectively, totaling, $192,042,591.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
As of September 30, 2023

ASSETS:	September 30, 2023
Investments, at fair value (cost $211,648,997)	$249,142,029
Cash and cash equivalents	23,707,905
Receivable for investments sold	198,990
Interest receivable	184,965
Deferred offering cost	184,773
Deferred financing costs	98,219
Prepaid expenses and other assets	300,701
Total assets	273,817,582

LIABILITIES:
Payable for investments purchased	13,787,213
Deferred tax liability	1,417,333
Incentive fee payable	1,328,468
Management fee payable	720,625
Professional fees payable	420,000
Accrued Line of Credit interest and commitment fee payable	170,015
Due to Investment Adviser	91,960
Other payables and accrued expenses	147,673
Total liabilities	18,083,287
Commitment and Contingencies (See Note 11)
Net Assets Attributable to Common Shareholders	$255,734,295

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Paid-in capital	$225,527,339
Total distributable earnings	30,206,956
Net Assets Attributable to Common Shareholders	$255,734,295

NET ASSET VALUE PER SHARE
Class I
Net Assets	$255,734,295
Shares of Beneficial Interest	22,123,474
Net Asset Value per share of Beneficial Interest	$11.56

See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2023

INVESTMENT INCOME:
Interest Income	$1,179,199
Total Investment Income	$1,179,199

EXPENSES:
Incentive fees	$2,692,147
Management fees	1,341,086
Waiver reimbursement expense	573,410
Legal and audit fees	370,657
Offering costs	369,067
Interest expense and fees on borrowings	331,090
Fund accounting and administration fees	167,140
Insurance expense	152,342
Amortization of debt financing costs	116,077
Transfer agent fees	96,771
Trustees' fees and expenses	78,750
Tax expense	42,084
Other expense	103,518
Total expenses before waiver	6,434,139
Less fees reimbursed by Investment Adviser	—
Total Expenses	6,434,139
Net Investment Loss	$(5,254,940)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and foreign currency	$839,367
Net change in unrealized appreciation on investments and foreign currency	30,976,306
Net Realized and Unrealized Gain on Investments and Foreign Currency before taxes	31,815,673
Net change in deferred income tax expense	(1,571,782)
Net Realized and Unrealized Gain on Investments and Foreign Currency after taxes	30,243,891

Net Increase in Net Assets Attributable to Common Shares from Operations	$24,988,951

See accompanying Notes to the Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the six month period ended September 30, 2023

	Six Months Ended September 30, 2023 (Unaudited)	Period Ended March 31, 2023
FROM OPERATIONS:
Net investment loss	$(5,254,940)	$(1,769,311)
Net realized gain on investments and foreign currency	839,367	317,484
Net change in unrealized appreciation on investments and foreign currency	30,976,306	6,515,383
Net change in deferred income tax asset/(liability)	(1,571,782)	154,449
Net Increase in Net Assets Attributable to Common Shares from Operations	$24,988,951	$5,218,005

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from shares sold	41,256,798	184,170,541
Net Increase from Capital Share Transactions	41,256,798	184,170,541
Net Increase in Net Assets Attributable to Common Shares	$66,245,749	$189,388,546

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Beginning of period	189,488,546	100,000
End of period	$255,734,295	$189,488,546

SHARE ACTIVITY
Class I
Shares sold	3,696,420	18,427,054

See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$24,988,951
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Cost of investments purchased and change in payable for investments purchased	(41,006,850)
Proceeds from sales of and paydowns from investments and change in receivable for investments sold	5,452,968
Net premium amortization/(discount accretion)	(15,729)
Net realized gain on investments and foreign currency	(839,367)
Net change in unrealized appreciation on investments and foreign currency	(30,976,306)
(Increase)/Decrease in assets:
Interest receivable	(2,336)
Deferred tax asset	154,449
Deferred offering cost	378,136
Prepaid expenses and other assets	223,629
Increase/(Decrease) in liabilities:
Incentive fee payable	748,689
Management fee payable	129,532
Deferred tax liability	1,417,333
Professional fees payable	343,631
Due to Investment Adviser	(943,418)
Line of Credit interest and commitment fee payable	151,682
Other payables and accrued expenses	(1,013,049)
Net cash used in operating activities	$(40,808,055)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	$41,256,798
Borrowings on Line of Credit	12,000,000
Repayments on Line of Credit	(12,000,000)
Amortization of financing costs	116,077
Net Cash Provided by Financing Activities	41,372,875
Net increase in cash and cash equivalents	564,820
Cash and cash equivalents, beginning balance	$23,143,085
Cash and cash equivalents, ending balance	$23,707,905

Supplemental disclosure of non-cash operating and financing activities
Cash paid for interest on borrowings	$331,090

See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2023 (Unaudited)	Period Ended March 31, 2023
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$10.28	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.34)	(0.10)
Net realized and unrealized gain on investments and foreign currency	1.62	0.38
Total Income from Investment Operations	1.28	0.28
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	—
Total Dividends and/or distributions to shareholders:	—	—
Net asset value per common share - end of period	$11.56	$10.28

Total Return (c)	12.45%	2.83%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$255,734	$189,489
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	4.57%	3.73%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	4.57%	2.51%
Ratio of net investment loss to average net assets attributable to common shares (b)	(2.30)%	(1.64)%
Interest and fees from borrowings (e)	0.15%	—%
Portfolio turnover rate (f)	18.42%	0.38%

(a) Calculated using average common shares outstanding.
(b) Net investment loss ratio is annualized except for organizational fees, which are one time expenses, and calculated excluding Incentive Fees for the period ended March 31, 2023. Net investment loss ratio is annualized and calculated excluding Incentive Fees for the period ended September 30, 2023. If Incentive Fees were included, the ratios would have been lowered by 1.21% and 0.31% for the periods ended September 30, 2023 and March 31, 2023, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c) Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d) Expense ratios have been annualized, except for organizational fees which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.21% and 0.31% for the periods ended September 30, 2023 and March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e) Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)     Percentage represents the results for the period and is not annualized.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
As of September 30, 2023

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023 ("Commencement of Operations").

The Fund’s Board provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Private Markets Investments primarily consists of the following:

•direct investments in the equity or debt of target companies ("Direct Investments"), typically alongside third-party managers;
•purchases of existing interests in private equity or private credit funds ("Underlying Funds") and other private assets managed by Sponsors ("Secondary Investments");
•direct subscriptions for new interests in Underlying Funds (“Primary Investments”); and
•investments in privately placed bank loans and other debt instruments and loans to private companies.
•broadly syndicated loans; and
•short-term and liquid investments, including money market funds, short term treasuries, and/or other liquid investment vehicles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments.
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries ("Subsidiaries"). The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The consolidated financial statements of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Use of Estimates – The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Fund believes that these estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Income Taxes – The Fund intends to qualify as a regulated investment company (“RIC”) by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. See Note 9 for additional information.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2023.

The Fund’s tax year is the 12-month period ending September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

ACP 2022 Marvel Blocker LLC is treated as a corporation for U.S. federal income tax purposes. U.S. corporations are subject to U.S. federal income tax on their worldwide income and state tax rates will vary by state, if any. ACP 2022 Marvel Blocker LLC files federal, state and local tax returns as required.

With respect to ACP 2022 Marvel Blocker LLC, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statement of Operations in the period that includes the enactment date.

Management has reviewed the Fund’s tax positions for the open tax year and has concluded that as of September 30, 2023, the Fund has a deferred tax liability of $1,417,333 which is included in the consolidated financial statements. At September 30, 2023, the Fund did not have a deferred tax asset.

Cash and Cash Equivalents – Cash and cash equivalents consist of monies held in a non-interest bearing account at UMB Bank, N.A, who serves as the Fund’s custodian, ABN AMRO Bank N.V., and money market funds. Such cash, at times, may exceed federally insured limits. The money market funds invest primarily in government issued securities and other short-term, highly liquid instruments. As of September 30, 2023, the Fund had cash equivalents of $23,707,905 (cost of $23,707,905 representing 23,707,905 shares) in money market funds held with UMB Bank, N.A. Institutional Banking Money Market II. Cash equivalents are classified as Level 1 assets. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and cash equivalents held by the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820"). For Liquid investments that are publicly traded or for which market quotations are

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.

Investment Income – The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation in the fair value of its portfolio investments. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Private Markets Investment. The Fund seeks to record income earned from its investments in underlying funds in a manner that most closely follows the character of income as reported by those underlying funds. The change in unrealized appreciation on investments within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses, and the undistributed net investment income or loss on investments for the relevant period.

Interest income, including amortization of premium or discount using the effective interest method, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. Other income from portfolio investments, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.

Fund Expenses – The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of Private Markets Investments in which the Fund invests, management fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Primary, Secondary and Direct Investments are included in the cost of the investment.

Shareholders’ Allocation – The Fund currently offers Class A and Class I shares (See Note 7). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses. As of September 30, 2023 there were no Class A shares outstanding.

Dividends and Distributions – Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Recent Accounting Pronouncements – In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Fund does not expect this guidance to impact its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 —    Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 —    Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —    Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

AlpInvest will adjust the fair value provided by the Underlying Funds' management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds' management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$19,583,011	$—	$19,583,011
Direct Investments	—	—	82,216,687	82,216,687
Total	$—	$19,583,011	$82,216,687	$101,799,698
The Fund held Primary Investments and Secondary Investments with a fair value of $147,342,331, which are excluded from the fair value hierarchy as of September 30, 2023, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

The following table shows a reconciliation of Level 3 investments during the period.

	Broadly Syndicated Loans	Direct Investments
Balance as of March 31, 2023	$727,646	$70,433,361
Transfers into Level 3	—	—
Purchases	—	—
Distributions	—	—
Net Realized Gains (Losses)	—	—
Net Change in Unrealized Appreciation (Depreciation)	8,968	11,783,326
Transfers out of Level 3	(736,614)	—
Balance	$—	$82,216,687
Net Change in Unrealized Appreciation/(Depreciation) on investments held at September 30, 2023	$8,968	$11,783,326

A listing of Private Markets Investment types held by the Fund which use unobservable inputs in deriving their valuation, along with related attributes, as of September 30, 2023, are shown in the below table:

Reporting Security Type	Valuation Techniques	Significant Unobservable Inputs	Fair Value as of September 30, 2023	Single Input or Range (Weighted Average by Fair Value)	Impact to Valuation from an Increase in Input (2)
Direct Investments	Comparable Multiple	LTM EBITDA Multiple	36,201,182	9.45x - 33.75x (14.55x)	Increase
Direct Investments	Comparable Multiple	Forward Revenue Multiple	1,866,226	7.13x (7.13x)	Increase
Direct Investments	Comparable Multiple	Comparable Transaction	8,502,625	14.45x - 43.60x (32.40x)	Increase
Direct Investments	At Cost (1)	N/A	17,757,703	n/a	N/A
Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple	8,691,238	23.5x (23.5x)	Increase
Convertible Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple	9,197,713	20.29x (20.29x)	Increase
Total Level 3 Investments			$82,216,687

(1)The investments were acquired shortly before period end. AlpInvest assessed and considered cost to be the best estimate of fair value.
(2)This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

4. RELATED PARTY TRANSACTIONS

The Fund entered into an investment management agreement with AlpInvest (the “Investment Management Agreement”), the Fund’s investment adviser. The Adviser entered into a sub-advisory agreement with the Sub-Adviser.

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a monthly management fee equal to 1.25% on an annualized basis of the Fund’s net asset value (including assets held in a Subsidiary) as of the last day of the month (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value is calculated after any subscriptions but prior to any repurchases occurring in that month and prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and the Incentive Fee (as defined below) payable to the Adviser for that month. The Management Fee is payable in arrears within 30 business days after the end of the month. The Fund bears all other costs and expenses of its operations and transactions as set forth in the Investment Management Agreement. For the six month period ended September 30, 2023, the Fund incurred Management Fees of $1,341,086.

At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below) at the start of the relevant period (the “Incentive Fee”). For the purposes of the Incentive Fee, the term “net profits” means (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser.

In addition to the fees and expenses to be paid by the Fund under the Investment Management Agreement, AlpInvest provides certain administrative and other services necessary for the Fund to operate pursuant to an administration agreement between the Fund and AlpInvest (the “Administration Agreement”). The Fund reimburses the administrator for its costs, expenses and allocable portion of overhead (including compensation of personnel performing administrative duties) in connection with the services performed for the Fund pursuant to the terms of the Administration Agreement. In addition, pursuant to the terms of the Administration Agreement, the Administrator may delegate its obligations under the Administration Agreement to an affiliate or to a third party, and the Fund will reimburse the Administrator for any services performed for the Fund by such affiliate or third party. The Administrator has hired ALPS Fund Services, Inc. to serve as sub-administrator to assist in the provision of administrative services. The sub-administrator receives compensation for its provision of sub-administrative services under a sub-administration agreement; such compensation is paid directly or indirectly by the Fund. For the six month period ended September 30, 2023, the Fund incurred fund accounting and administration fees of $167,140.

The Adviser has also entered into an Expense Limitation Agreement in respect of each of Class A Shares and Class I Shares, whereby it has agreed that for the period beginning on the commencement of operations through July 31, 2024, it will waive the Management Fee and/or reimburse the Fund for certain annual operating expenses (excluding the Incentive Fee, any Distribution and Servicing Fee (as described below), and expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, if any) ("Other Expenses") so that such expenses do not exceed 3.00% of the of the month-end net asset value of such Class (the “Expense Cap”). Any fees waived and/or reimbursed by the Adviser under the Expense Limitation Agreement are subject to recoupment by the Adviser from the Fund within three years, provided such recoupment does not cause the Fund's Other Expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. For the six month period ended September 30, 2023, the Adviser did not reimburse fees subject to recoupment.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Adviser has paid certain expenses on behalf of the Fund, including offering costs, organizational expenses, and other expenses. As of September 30, 2023, the Fund has recorded $91,960 as due to Investment Adviser in the accompanying Consolidated Statement of Assets and Liabilities.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Fund’s transfer agent. Under the Services Agreement with the Fund, the Transfer Agent is responsible for maintaining all shareholder records of the Fund. The Transfer Agent is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

TCG Capital Markets L.L.C. (the “Distributor”) serves as the Fund’s principal underwriter and acts as the distributor of the Shares on a best efforts basis, subject to various conditions. The Shares are offered for sale through the Distributor at net asset value plus any applicable sales load. The Distributor also may enter into broker-dealer selling agreements with other broker-dealers for the sale and distribution of the Shares.

UMB Bank, N.A. ("UMB") serves as custodian to the Fund. Under a Custody Agreement with the Fund, UMB is responsible for the holding and safekeeping of the Fund's assets.
5. REVOLVING CREDIT FACILITY

The Fund has a revolving credit agreement, as amended from time to time (the “Credit Facility”), with Barclays Bank PLC (the “Lender”) that can be increased with the consent of the Lender with at least 12 business days’ prior notice. The Credit Facility currently permits borrowings up to $30.0 million and has a maturity date of March 8, 2024. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs, including acting as warehouse financing for the Fund’s acquisition of Private Markets Investments. The Credit Facility has an interest rate equal to the SOFR plus a 2.75% applicable margin, plus a 0.10% term SOFR credit spread adjustment, per annum and a commitment fee of 1.00% per annum on the average daily unused balance. The Fund’s borrowing capacity is subject to the ability of the lender to fulfill its respective obligations under the Credit Facility. As of September 30, 2023, there were no borrowings outstanding. For the six month period ended September 30, 2023, there were $12.0 million of borrowings and $12.0 million of repayments under the Credit Facility. For the six month period ended September 30, 2023, expenses charged to the Fund related to the Credit Facility were $331,090.

Deferred financing costs include capitalized expenses related to the closing or amendments of the Credit Facility. Amortization of deferred financing costs for the Credit Facility is computed on the straight-line basis over its term. The Fund paid and capitalized $232,154 of deferred financing costs during the close of the Credit Facility on March 8, 2023. As of September 30, 2023, the unamortized balance of such costs is $98,219 and is in deferred financing costs in the accompanying Consolidated Statement of Assets and Liabilities. Amortization of $116,077 is included in the accompanying Consolidated Statement of Operations.

6. OFFERING COSTS

Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter are amortized over a 12 month period using the straight line method. Examples of these costs are registration fees, legal fees, and fees relating to the initial registration statement. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 4. For the six month period ended September 30, 2023, $369,067 has been amortized and is reflected in the Consolidated Statement of Operations.
7. CAPITAL SHARE TRANSACTIONS
The Fund offers two separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Both classes of Shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. The purchase price of the Shares at the Commencement of Operations was $10.00 per Share. Thereafter, the purchase price per Shares was based on the net asset value (“NAV”) per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2023 outstanding shares of Class A and Class I were 0 and 22,123,474, respectively.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the Six Month Period Ended September 30, 2023
	Proceeds from Sales		Reinvestment of Dividends
	Shares	Dollar Amounts	Shares	Dollar Amounts
Carlyle AlpInvest Private Markets Fund	3,698,279	$41,256,798	—	$—
Increase in Shares and Net Assets	3,698,279	$41,256,798	—	$—
The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial investment in the Fund by any investor is $50,000 with respect to Class A Shares and Class I Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Class A Shares are sold at the public offering price, which is the net asset value of a Class A Share plus an initial maximum 3.00% sales charge. Class I Shares are not subject to any initial sales charge. The Fund reserves the right to reject any subscription for shares.
No Shareholder has the right to require the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Adviser and subject to the Board’s approval, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. During the period ended September 30, 2023, no Shares were tendered.
8. INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2023, total purchases and total sales or paydowns from investments amounted to $41,006,850 and $5,452,968, respectively.
9. FEDERAL AND OTHER TAX INFORMATION
The Fund intends to qualify annually as a RIC under Subchapter M of the Code. To qualify for and maintain RIC tax treatment, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. The Fund has adopted a tax-year end of September 30. The Fund’s initial tax year is September 30, 2023. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, there are no tax years subject to examination by the major tax jurisdictions.
Consolidation of Subsidiary: The consolidated financial statements of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund. ACP 2022 Marvel Blocker LLC has the same investment objective as the Fund. ACP 2022 Marvel Blocker LLC is taxed as a corporation and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2023 the total value of investment held by the Subsidiary is $31,352,839, or approximately 12.26% of the Fund’s net assets.

ACP 2022 Marvel Blocker LLC has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

differences. To the extent ACP 2022 Marvel Blocker LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.

ACP 2022 Marvel Blocker LLC did not record a provision for income tax expense for the period ended September 30, 2023. As determined in accordance with authoritative guidance, for the period ended September 30, 2023, there is no current portion of the income tax benefit/(expense) included in the consolidated statement of operations. For the period ended September 30, 2023, there is a deferred portion of the income tax benefit/(expense) included in the Consolidated Statement of Operations of $1,417,333. As of September 30, 2023, ACP 2022 Marvel Blocker LLC has a deferred tax liability of $1,417,333 due to estimated future tax expense pertaining to unrealized gains and no deferred tax asset.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses as of September 30, 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the fiscal period ended September 30, 2023, the Fund did not incur any interest or penalties.

The September 30, 2023, book cost has not been adjusted for book/tax basis differences, as the first tax year end will be September 30, 2023.

10. RISK FACTORS

Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on their investment or that a shareholder may lose part or all of their investment. Before making an investment decision, a prospective Shareholder should (i) consider the suitability of this investment with respect to the shareholder’s investment objectives and personal situation and (ii) consider factors such as the shareholder’s personal net worth, income, age, risk tolerance and liquidity needs.

Below is a summary of some of the principal risks of investing in the Fund. Shareholders should consider carefully the following principal risks before investing in the Fund:

Illiquidity of the Shares – Unlike many closed-end funds, the Shares will not be listed on any securities exchange. Although the Adviser currently expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Additionally, there is no guarantee that an investor will be able to sell all of the Shares in a repurchase offer that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.

Limited Operating History – The Fund has a limited operating history upon which potential investors can evaluate its performance. Therefore, its operating expenses may be significant and typically higher than expenses of similarly situated established funds.

Highly Competitive Market – The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made.

Potential for Limited Investment Opportunities – There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.

Management Risk – The Adviser cannot provide any assurance that it will be able to choose, make or realize investments in any particular investment, asset or portfolio. There can be no assurance that investments effected through the Fund will be able to generate returns or that the returns will be commensurate with the risks of investing in the type of transactions described herein.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Direct Investments Risks – The market for Direct Investments may be very limited and the Direct Investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may incur additional transactions costs for the Fund. Direct Investments are more concentrated than investments in Underlying Funds, which hold multiple portfolio companies. There is a risk that a sponsor of an Underlying Fund may choose not to make the most attractive Direct Investments available to the Fund and may instead reserve such investments for higher fee funds or its own accounts.

Secondary Investments Risks – The Fund may acquire Secondary Investments from existing investors in such Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring Secondary Investments may be incomplete or unreliable. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges.

Primary Investments Risks – The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, private investment funds managed by sponsors unaffiliated with the Fund or the Advisers. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments.

Portfolio Companies Risks – The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions.

Underlying Fund Risks – Investments in Underlying Funds entail a variety of risks. Sponsors of Underlying Funds may invest such funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Underlying Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A sponsor of an Underlying Fund may focus on a particular industry or sector (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A sponsor of an Underlying Fund may also focus on a particular country or geographic region, which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

An Underlying Fund’s assets may be invested in a limited number of securities or portfolio companies which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities. An Underlying Fund’s investments, depending upon strategy, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

Fund Shareholders will bear two layers of fees and expenses: asset-based fees, incentive fees and expenses at the Fund level, and asset- based fees, carried interests, incentive allocations or fees and expenses at the Underlying Fund level. In addition, to the extent that the Fund invests in an Underlying Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees.

“Cash Drag” Risk – The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds. In addition, Underlying Funds may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

“Over-Commitment” Risk – In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Shares tendered by Shareholders or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Risks of Liquidity Management Strategy – The Fund will invest in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of broadly syndicated term loans and similar investments at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. To the extent the Fund obtains exposure to these investments through exchange-traded funds and other pooled vehicles, the Fund will bear its share of the expenses of such funds. The Fund’s liquidity management strategy involves more risk than investing solely in cash and cash equivalents.

Private Markets Investments – The Fund is subject to, and indirectly invests in Underlying Funds and Direct Investments that are subject to, risks associated with legal and regulatory changes applicable to private equity funds.

Valuation Risk – The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds and other private markets investments, including Direct Investments, will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments. Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The Fund’s investments in Underlying Funds will be priced in the absence of a readily available market and may be valued in significant part based on determinations of fair value provided by an investment’s sponsor, which may prove to be inaccurate. Neither the Adviser nor the Board will be able to confirm independently the accuracy of such valuations (which are unaudited, except at year-end). With respect to the valuations of Underlying Funds, this risk is exacerbated to the extent that Underlying Funds generally provide valuations only on a quarterly basis, and such valuations may incorporate inputs that are up to several months old, whereas the Fund will provide valuations, and will issue Shares, on a monthly basis. This means that the Underlying Fund information used by the Fund to issue and repurchase shares will typically be several months old when used by the Fund. Because of this, the Fund’s net asset value for financial reporting purposes may differ from the net asset value used to process subscription and repurchase transactions as of the same date. To the extent that the Fund does not receive timely or accurate information from the Underlying Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value may be further impaired. Additionally, any adjustments the Fund makes to valuations received from an Underlying Fund to reflect timing differences or other factors may result in such investment’s fair value differing from the value ultimately realized by the Fund.

Fixed-Income Securities Risks – Fixed income securities risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.

Cash and Cash Equivalents – The Fund may maintain a sizeable cash position in anticipation of funding capital calls. As a result, the Fund generally will not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Fund. The overall impact on performance due to holding a portion of the investment portfolio in cash, cash equivalents and other fixed-income investments could be negative.

Market Disruption and Geopolitical Risk – The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests. The Fund is subject to the risk that war, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or conflicts, such as those in the middle east and between Russia and Ukraine, terrorism, natural and environmental

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

disasters, such as, for example, the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, systemic market dislocations and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Leverage; Borrowings Risk – The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.

Risks Relating to Fund’s RIC Status – To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status. The Fund’s ability to satisfy the foregoing tax requirements will generally depend in large part on the activities of, and information provided by, the Underlying Funds, which the Fund does not control. In addition, the Fund is generally required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying Funds. The risks of not receiving timely or accurate information from the Underlying Funds include failing to satisfy the RIC qualification tests and incurring excise tax on undistributed income and gain.
11. COMMITMENT AND CONTINGENCIES
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

As of September 30, 2023, the Fund had unfunded capital commitments to the Private Markets Funds totaling $62,437,100.
12. REORGANIZATION INFORMATION
Simultaneous with the Commencement of Operations, AlpInvest Seed Fund, L.P. (the “Predecessor Fund”) reorganized with and into the Fund (the “Reorganization”). The Predecessor Fund maintained investment objectives, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund. At the time of the Reorganization, the Predecessor Fund was managed by an affiliate of the Adviser and the same portfolio managers as the Fund. The Reorganization was completed on January 3, 2023, at which time shareholders of the Predecessor Fund received 18,427,054 shares, with a net asset value per share of $10.00, of the Fund. For financial reporting purposes, the assets received and shares issued were recorded at Fair Value, the cost of investments was carried forward to align to ongoing reporting of the Fund realized and unrealized gains/losses with amounts distributable for tax purposes, and transaction expenses incurred during the Reorganization were capitalized.
13. SUBSEQUENT EVENTS
The Fund determined a transactional NAV of $11.56 at September 30, 2023 and there was no capital activity during the period. Subsequent events after September 30, 2023 have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling (844) 417-4186 or by referring to the SEC's website at https://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at https://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling (844) 417-4186.

Item 2.	Code of Ethics.
Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.
Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments
(a) The Consolidated Schedule of Investments is included as part of the Report to Shareholders filed under Item 1(a) of this report.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for semi-annual reports.
(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11.	Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.
(a) Not applicable.
(b) Not applicable.

Item 13.	Exhibits.
(a)(1)     Not applicable for semi-annual report.

(a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARLYLE ALPINVEST PRIVATE MARKETS FUND

By:    /s/ Joseph O’Connor
    Joseph O’Connor
    President (Principal Executive Officer)

Date:    November 29, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Joseph O’Connor
    Joseph O’Connor
    President (Principal Executive Officer)

Date:      November 29, 2023

By:    /s/ Parker Hooper
    Parker Hooper
    Treasurer (Principal Financial Officer)

Date:    November 29, 2023